Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,528)	$ (16,249)	$ (30,243)	$ (24,834)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	100	100	77	57
Non-cash loss on foreign currency remeasurement			(253)	0
Fair value change of convertible notes		700	0	1,740
Change in fair value of convertible notes			3,570	11,402
Changes in operating assets and liabilities
Prepaid expenses and other current assets			(5,365)	(1,026)
Prepaid income tax			(104)	0
Other assets			14	(67)
Accounts payable			1,113	2,101
Accrued expenses and other liabilities			(290)	(87)
Net cash used in operating activities			(31,481)	(10,714)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(155)	(93)
Purchase of investments			0	(488)
Net cash used in investing activities			(155)	(581)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options			998	0
Proceeds of issuance of ordinary shares, net of issuance costs			154,794	55,973
Payments of initial public offering costs			0	(87)
Net cash provided by financing activities			155,792	55,886
Effect of exchange rate changes on cash, cash equivalents and restricted cash			1,851	(1,944)
Net increase in cash			126,007	42,647
Cash, cash equivalents and restricted cash, beginning of the period			190,356	24,984
Cash, cash equivalents and restricted cash, end of the period	316,363	67,631	316,363	67,631
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Deferred offering costs included in accounts payable and accrued expenses			0	921
Conversion of convertible notes into convertible preferred shares			0	21,614
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	316,334	67,606	316,334	67,606
Short-term restricted cash	29	25	29	25
Total cash, cash equivalents and restricted cash	$ 316,363	$ 67,631	$ 316,363	$ 67,631